                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/05

MFS(R) CAPITAL OPPORTUNITIES FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005


ISSUER                                                                                             SHARES                 $ VALUE
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
STOCKS - 99.4%
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ALCOHOLIC BEVERAGES - 0.3%
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Molson Coors Brewing Co.^                                                                           76,170         $    4,883,259
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APPAREL MANUFACTURERS - 0.3%
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Reebok International Ltd.^                                                                          94,000         $    5,292,200
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AUTOMOTIVE - 0.7%
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SPX Corp.^                                                                                         258,220         $   11,759,339
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BANKS & CREDIT COMPANIES - 7.5%
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American Express Co.                                                                               119,420         $    6,596,761
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Bank of America Corp.^                                                                             809,006             34,811,528
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Citigroup, Inc.                                                                                    263,913             11,551,472
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J.P. Morgan Chase & Co.^                                                                         1,053,570             35,705,487
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PNC Financial Services Group, Inc.^                                                                591,180             33,242,051
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SLM Corp.^                                                                                         214,400             10,666,400
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                                                                                                                   $  132,573,699
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BIOTECHNOLOGY - 3.5%
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Amgen, Inc.*                                                                                       273,500         $   21,852,650
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Genzyme Corp.*                                                                                     102,101              7,266,528
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Gilead Sciences, Inc.^*                                                                            292,170             12,563,310
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ImClone Systems, Inc.^*                                                                             79,070              2,587,170
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MedImmune, Inc.^*                                                                                  576,940             17,267,814
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                                                                                                                   $   61,537,472
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BROADCAST & CABLE TV - 7.1%
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Comcast Corp., "Special A"^*                                                                       264,090         $    7,970,236
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Grupo Televisa S.A., ADR^                                                                           88,340              5,547,752
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Interpublic Group of Cos., Inc.^*                                                                1,712,280             20,769,956
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News Corp., "A"                                                                                    522,320              8,466,807
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Univision Communications, Inc., "A"^*                                                              168,180              4,524,042
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Viacom, Inc., "B"                                                                                1,316,309             44,741,343
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Walt Disney Co.                                                                                  1,337,360             33,688,098
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                                                                                                                   $  125,708,234
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BROKERAGE & ASSET MANAGERS - 3.1%
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Chicago Mercantile Exchange Holdings, Inc.^                                                          9,300         $    2,581,680
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Mellon Financial Corp.^                                                                            912,706             29,617,310
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Merrill Lynch & Co., Inc.^                                                                         385,890             22,057,472
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                                                                                                                   $   54,256,462
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BUSINESS SERVICES - 1.9%
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Accenture Ltd., "A"^*                                                                              203,420         $    4,963,448
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Amdocs Ltd.^*                                                                                      254,190              7,460,476
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Cintas Corp.^                                                                                      211,520              8,725,200
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Getty Images, Inc.^*                                                                                45,840              3,923,446
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Infosys Technologies Ltd., ADR                                                                     120,400              8,523,116
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                                                                                                                   $   33,595,686
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CHEMICALS - 0.1%
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Monsanto Co.                                                                                        38,890         $    2,482,738
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COMPUTER SOFTWARE - 7.2%
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Adobe Systems, Inc.^                                                                               161,500         $    4,366,960
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Check Point Software Technologies Ltd.^*                                                           152,297              3,435,820
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Compuware Corp.^*                                                                                1,505,060             13,635,844
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Macromedia, Inc.*                                                                                   68,500              2,531,075
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Mercury Interactive Corp.*                                                                         218,040              7,995,527
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Microsoft Corp.                                                                                  1,065,844             29,204,126
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Oracle Corp.^*                                                                                   1,489,429         $   19,317,894
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Symantec Corp.*                                                                                  2,265,469             47,529,540
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                                                                                                                   $  128,016,786
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COMPUTER SOFTWARE - SYSTEMS - 2.8%
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Dell, Inc.^*                                                                                       654,660         $   23,305,896
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LG Philips LCD Co. Ltd., ADR^*                                                                     314,620              7,157,605
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Sun Microsystems, Inc.^*                                                                         5,096,550             19,366,890
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                                                                                                                   $   49,830,391
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CONSTRUCTION - 1.3%
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Masco Corp.^                                                                                       728,640         $   22,354,675
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CONSUMER GOODS & SERVICES - 2.2%
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Avon Products, Inc.^                                                                               100,390         $    3,294,800
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Gillette Co.                                                                                       439,790             23,691,487
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Procter & Gamble Co.^                                                                              223,860             12,419,753
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                                                                                                                   $   39,406,040
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CONTAINERS - 1.9%
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Owens-Illinois, Inc.*                                                                            1,267,180         $   32,693,244
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Smurfit-Stone Container Corp.^*                                                                     46,550                513,912
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                                                                                                                   $   33,207,156
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ELECTRICAL EQUIPMENT - 2.5%
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Cooper Industries Ltd., "A"                                                                         55,820         $    3,708,681
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General Electric Co.                                                                               173,011              5,814,900
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Tyco International Ltd.                                                                          1,236,807             34,420,339
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                                                                                                                   $   43,943,920
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ELECTRONICS - 4.7%
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Analog Devices, Inc.^                                                                              302,320         $   11,019,564
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AU Optronics Corp., ADR^                                                                           276,130              4,083,963
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Intel Corp.                                                                                        388,400              9,989,648
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KLA-Tencor Corp.                                                                                   154,080              7,821,101
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Marvell Technology Group Ltd.*                                                                     136,990              6,464,558
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PMC-Sierra, Inc.^*                                                                                 647,930              5,494,446
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Samsung Electronics Co. Ltd., GDR                                                                   51,090             13,398,352
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Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   902,768              7,429,781
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Texas Instruments, Inc.^                                                                           201,660              6,590,249
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Xilinx, Inc.^                                                                                      388,610             10,916,055
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                                                                                                                   $   83,207,717
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ENERGY - INDEPENDENT - 1.3%
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Devon Energy Corp.^                                                                                369,170         $   22,434,461
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FOOD & DRUG STORES - 0.5%
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CVS Corp.^                                                                                         288,570         $    8,475,301
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.8%
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General Mills, Inc.^                                                                                47,290         $    2,181,015
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PepsiCo, Inc.^                                                                                     226,900             12,445,465
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                                                                                                                   $   14,626,480
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FOREST & PAPER PRODUCTS - 0.8%
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Bowater, Inc.^                                                                                     446,500         $   13,854,895
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FURNITURE & APPLIANCES - 0.5%
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Harman International Industries, Inc.                                                               85,800         $    8,871,720
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GAMING & LODGING - 0.8%
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Carnival Corp.                                                                                     136,640         $    6,741,818
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International Game Technology^                                                                     167,850              4,652,802
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Royal Caribbean Cruises Ltd.^                                                                       74,550              3,184,776
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                                                                                                                   $   14,579,396
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GENERAL MERCHANDISE - 3.5%
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Family Dollar Stores, Inc.^                                                                        607,000         $   12,067,160
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Kohl's Corp.^*                                                                                     208,520             10,936,874
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Target Corp.^                                                                                      189,380             10,179,175
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Wal-Mart Stores, Inc.^                                                                             661,460             29,739,242
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                                                                                                                   $   62,922,451
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INSURANCE - 2.9%
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Allstate Corp.^                                                                                    444,160         $   24,966,234
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American International Group, Inc.^                                                                130,270              7,711,984
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Conseco, Inc.^*                                                                                    919,100             19,190,808
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                                                                                                                   $   51,869,026
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INTERNET - 1.0%
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eBay, Inc.^*                                                                                       157,610         $    6,381,629
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Yahoo!, Inc.^*                                                                                     334,130             11,139,894
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                                                                                                                   $   17,521,523
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LEISURE & TOYS - 1.6%
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Activision, Inc.^*                                                                                 114,530         $    2,559,745
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Electronic Arts, Inc.^*                                                                            249,770             14,306,826
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Mattel, Inc.^                                                                                      616,810             11,121,084
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                                                                                                                   $   27,987,655
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MACHINERY & TOOLS - 0.2%
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Illinois Tool Works, Inc.^                                                                          39,290         $    3,311,361
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.3%
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Tenet Healthcare Corp.^*                                                                         1,942,350         $   23,657,823
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MEDICAL EQUIPMENT - 2.2%
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Alcon, Inc.^                                                                                        59,600         $    7,035,780
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Boston Scientific Corp.^*                                                                           87,300              2,346,624
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DENTSPLY International, Inc.                                                                         2,600                137,722
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Fisher Scientific International, Inc.^*                                                             70,260              4,530,365
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Medtronic, Inc.                                                                                    163,270              9,306,390
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St. Jude Medical, Inc.*                                                                            208,220              9,557,298
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Waters Corp.^*                                                                                     123,210              5,602,359
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                                                                                                                   $   38,516,538
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NETWORK & TELECOM - 7.4%
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Cisco Systems, Inc.*                                                                             1,799,020         $   31,698,732
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Comverse Technology, Inc.^*                                                                        209,320              5,396,270
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Corning, Inc.^*                                                                                    832,090             16,608,516
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Nokia Corp., ADR^                                                                                1,450,690             22,877,381
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Nortel Networks Corp.^*                                                                         12,623,230             38,374,619
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QUALCOMM, Inc.                                                                                     425,090             16,880,324
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                                                                                                                   $  131,835,842
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OIL SERVICES - 3.5%
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BJ Services Co.^                                                                                   154,250         $    9,730,090
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Cooper Cameron Corp.^*                                                                             154,490             11,146,454
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GlobalSantaFe Corp.^                                                                               468,742             21,974,625
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Noble Corp.^                                                                                       275,710             19,658,123
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                                                                                                                   $   62,509,292
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PERSONAL COMPUTERS & PERIPHERALS - 1.4%
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EMC Corp.^*                                                                                      1,423,230         $   18,302,738
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Network Appliance, Inc.*                                                                           269,500              6,397,930
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                                                                                                                   $   24,700,668
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PHARMACEUTICALS - 10.7%
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Abbott Laboratories                                                                                515,600         $   23,269,028
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Allergan, Inc.^                                                                                     45,140              4,155,137
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Eli Lilly & Co.^                                                                                   336,340             18,505,427
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Johnson & Johnson^                                                                                 439,370             27,851,664
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Merck & Co., Inc.^                                                                               1,003,830             28,338,121
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Roche Holding AG                                                                                    70,520              9,770,366
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Teva Pharmaceutical Industries Ltd., ADR^                                                          284,320              9,223,341
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Wyeth                                                                                            1,477,399             67,650,100
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                                                                                                                   $  188,763,184
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PRINTING & PUBLISHING - 0.4%
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Knight-Ridder, Inc.^                                                                               109,300         $    7,003,944
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RESTAURANTS - 0.2%
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Outback Steakhouse, Inc.^                                                                           67,140         $    2,793,695
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SPECIALTY STORES - 4.9%
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Bed Bath & Beyond, Inc.^*                                                                           96,090         $    3,896,450
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Circuit City Stores, Inc.^                                                                         589,890              9,963,242
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Gap, Inc.                                                                                          815,640             15,505,316
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Home Depot, Inc.^                                                                                  244,710              9,866,707
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Lowe's Cos., Inc.^                                                                                 131,930              8,484,418
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OfficeMax, Inc.^                                                                                   519,960             15,364,818
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PETsMART, Inc.^                                                                                    335,030              8,633,723
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Staples, Inc.                                                                                      411,555              9,037,748
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TJX Cos., Inc.^                                                                                    333,450              6,972,439
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                                                                                                                   $   87,724,861
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TELEPHONE SERVICES - 4.8%
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Sprint Nextel Corp.                                                                              1,587,620         $   41,166,987
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Verizon Communications, Inc.                                                                     1,317,235             43,086,757
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                                                                                                                   $   84,253,744
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TRUCKING - 0.7%
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FedEx Corp.                                                                                         65,990         $    5,374,226
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United Parcel Service, Inc., "B"^                                                                  103,270              7,320,810
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                                                                                                                   $   12,695,036
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UTILITIES - ELECTRIC POWER - 0.9%
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Calpine Corp.*                                                                                   4,984,490         $   15,302,384
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Total Stocks (Identified Cost, $1,613,299,856)                                                                     $1,758,267,054
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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SHORT-TERM OBLIGATION - 0%
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General Electric Capital Corp., 3.58%, due 9/01/05, at Amortized Cost<                       $     304,000         $      304,000
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ISSUER                                                                                              SHARES                $ VALUE
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COLLATERAL FOR SECURITIES LOANED - 17.2%
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Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      304,160,968         $  304,160,968
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Total Investments (Identified Cost, $1,917,764,824) ~                                                              $2,062,732,022
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OTHER ASSETS, LESS LIABILITIES - (16.6)%                                                                             (293,229,938)
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Net Assets - 100.0%                                                                                                $1,769,502,084
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~ As of August 31, 2005, the fund had one security representing $9,770,366 and 0.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

  Abbreviations:
  ADR = American Depository Receipt GDR =
  Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CAPITAL OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:



Aggregate Cost                                                  $1,957,730,306
                                                                ==============
Gross unrealized appreciation                                   $  171,558,647
Gross unrealized depreciation                                      (66,556,931)
                                                                --------------
Net unrealized appreciation(depreciation)                       $  105,001,716
                                                                ==============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.